Commitments	6 Months Ended
Dec. 31, 2019
Commitments
Commitments

30         Commitments

30.1       Capital commitments

As at 31 December 2019, the Group had contracted capital expenditure relating to property, plant and equipment amounting to £4,523,000 (30 June 2019: £3,794,000; 31 December 2018: £1,970,000) and to other intangible assets amounting to £280,000 (30 June 2019: £nil; 31 December 2017: £nil). These amounts are not recognized as liabilities.

30.2       Non-cancellable operating leases

The Group leases various offices and equipment under non-cancellable operating lease agreements.

From 1 July 2019, the Group has recognized right-of-use assets for these leases, except for short term and low value leases. See note 3 and note 15 for further information.

The Group also leases out its investment property.